Annual Operating Expenses {- Fidelity High Yield Factor ETF} - 10.31 Fidelity High Yield Factor ETF PRO-06 - Fidelity High Yield Factor ETF - Fidelity High Yield Factor ETF	Dec. 30, 2020
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%